Short-term bank loans - Additional Information (Details)									12 Months Ended
	Jul. 04, 2021	Jul. 02, 2021 USD ($)	Apr. 07, 2021 USD ($) item	Jul. 09, 2020 USD ($)	Jul. 09, 2020 USD ($)	Jul. 09, 2020 USD ($) item	Apr. 27, 2020 USD ($) item	Jan. 06, 2020 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 02, 2021 CNY (¥)	Apr. 07, 2021 CNY (¥)	Jul. 09, 2020 CNY (¥)	Apr. 27, 2020 CNY (¥)	Jan. 06, 2020 CNY (¥)
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable | $									$ 4,719,552		$ 5,564,790
Interest Expense | $									$ 740,400		300,125		$ 443,262
Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount								$ 2,725,674										¥ 17,780,000
Debt Instrument, Term								6 months
Debt Instrument, Interest Rate, Stated Percentage								5.88%										5.88%
Debt Instrument, Collateral Amount								$ 4,000,000.0										¥ 25,960,000
Number of related paties								3
Loan payable to Bank of China Lishui Branch [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 2,679,852,000		$ 2,958,690	$ 2,958,690	$ 2,958,690		$ 1,533,000						¥ 17,080,000		¥ 19,300,000		¥ 10,000,000
Debt Instrument, Term		6 months		1 year				6 months
Debt Instrument, Interest Rate, Stated Percentage		4.65%		4.85%	4.85%	4.85%		4.00%	4.50%					4.65%		4.85%		4.00%
Debt Instrument, Collateral Amount								$ 1,500,000										¥ 10,000,000
Number of related paties						2
Number of third party						1
Number of individual related party					3	3		2
Number of properties collateralized for loan								2
Loan payable to Bank of China Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Charcoal [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount		$ 4,100,000		$ 4,000,000.0	$ 4,000,000.0	$ 4,000,000.0										¥ 25,960,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			$ 2,510,400				$ 2,912,700								¥ 16,000,000		¥ 19,000,000
Debt Instrument, Term	1 year						1 year
Debt Instrument, Interest Rate, Stated Percentage			5.65%				4.785%		3.90%						5.65%		4.785%
Debt Instrument, Collateral Amount							$ 4,500,000										¥ 29,250,000
Number of related paties			3				3
Amount of loan repaid									$ 470,700	¥ 3,000,000.0	306,600	¥ 2,000,000
Loan payable to Shanghai Pudong Development ("SPD") Bank Lishui Branch [Member] | Building And Land Use Right [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Debt Instrument, Collateral Amount			$ 4,600,000												¥ 29,250,000
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Interest Expense | $									265,248		$ 300,125		$ 421,646
Notes Payable to Banks [Member] | Loan payable to Bank of China Lishui Branch [Member] | Tantech Bamboo [Member]
Short-term Debt [Line Items]
Amount of loan repaid									$ 156,900	¥ 1,000,000